Goodwill and Other Intangible Assets - Summary of Reconciliation of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	$ 11,986	$ 11,431
Acquisitions (Note 25)	167	543
Additions - internally developed		0
Foreign currency translation and other	45	12
Disposals	0
Impairment		0
Amortization	0	0
Ending Balance	12,198	11,986
Goodwill [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	11,993
Ending Balance	12,205	11,993
Goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(7)
Ending Balance	(7)	(7)
Goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,584	1,554
Acquisitions (Note 25)	74	173
Additions - internally developed		0
Foreign currency translation and other	22	2
Disposals	0
Impairment		0
Amortization	(165)	(145)
Ending Balance	1,515	1,584
Customer relationships [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	1,906
Ending Balance	1,971	1,906
Customer relationships [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(322)
Ending Balance	(456)	(322)
Customer relationships [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	351	117
Acquisitions (Note 25)	2	43
Additions - internally developed		197
Foreign currency translation and other	20	9
Disposals	(3)
Impairment		0
Amortization	(39)	(15)
Ending Balance	437	351
Technology [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	429
Ending Balance	544	429
Technology [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(78)
Ending Balance	(107)	(78)
Technology [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	106
Trade names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	62	90
Acquisitions (Note 25)	8	13
Additions - internally developed		0
Foreign currency translation and other	14	18
Disposals	0
Impairment		(35)
Amortization	(9)	(24)
Ending Balance	75	62
Trade names [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	92
Ending Balance	111	92
Trade names [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(30)
Ending Balance	(36)	(30)
Trade names [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	0
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	431	449
Acquisitions (Note 25)	6	115
Additions - internally developed		2
Foreign currency translation and other	(22)	(25)
Disposals	0
Impairment		(33)
Amortization	(70)	(77)
Ending Balance	361	431
Other [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	597
Ending Balance	597	597
Other [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(166)
Ending Balance	(236)	(166)
Other [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	16
Intangible assets other than goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	2,428	2,210
Acquisitions (Note 25)	90	344
Additions - internally developed		199
Foreign currency translation and other	34	4
Disposals	(3)
Impairment		(68)
Amortization	(283)	(261)
Ending Balance	2,388	2,428
Intangible assets other than goodwill [Member] | Gross Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	3,024
Ending Balance	3,223	3,024
Intangible assets other than goodwill [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning Balance	(596)
Ending Balance	(835)	$ (596)
Intangible assets other than goodwill [Member] | Additions Internally Developed [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions - internally developed	$ 122